EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

27.    EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2015, 2016 and 2017. The basic weighted average number of ordinary shares for the years ended December 31, 2015 are based on the 1,000,000,000 ordinary shares issued by Yintech upon the consummation of the Reorganization on November 18, 2015, as if those shares were issued as of the earliest date presented.

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Net Income attributable to Yintech	403,015	930,668	480,664	73,877
Basic weighted average number of ordinary shares outstanding	1,000,000,000	1,178,140,974	1,398,435,985	1,398,435,985
Effect of dilutive share options and RSUs	52,614,121	69,590,143	47,760,075	47,760,075

Dilutive weighted average number of ordinary shares	1,052,614,121	1,247,731,117	1,446,196,060	1,446,196,060

Basic earnings per share	0.40	0.79	0.34	0.05
Diluted earnings per share	0.38	0.75	0.33	0.05